PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2025	2024
Cost:
Machinery and equipment	40,920	32,865
Equipment advanced payments	1,518	903
Leasehold improvements	14,081	10,985
Office furniture and equipment	1,149	882
	371	-

	58,039	45,635
Accumulated depreciation:
Machinery and equipment	(25,937)	(21,696)
Leasehold improvements	(10,417)	(8,732)
Office furniture and equipment	(823)	(629)

	(37,177)	(31,057)

Depreciated cost	20,862	14,578